Significant accounting policies - Property and equipment, net (Details) - Equipment, fixtures and furniture, and other fixed assets	12 Months Ended
Dec. 31, 2022
Minimum
Property and equipment, net
Estimated useful lives (in years)	5 years
Maximum
Property and equipment, net
Estimated useful lives (in years)	10 years